COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.17

Loan Number	Deal ID	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	4350122774		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Closing Documentation Missing or Defective	Prepayent Addendum does not align with Closing Disclosure. Addendum reflects charge equal to 5% of prepaid amount resulting in a maximum prepayment charge of $XXXX. The Closing Disclosure in file reflects a maximum prepayment charge of $XXXX.	XXXX: Corrected Prepayment Addendum uploaded	XXXX	XXXX: Corrected Prepayment Addendum received	XXXX		C	B	C	A	C	A	C	B	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
XXXX	4350122774		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Acknowledged	XXXX	Property	Ineligible Property	Appraisal reflects subject property as Rural.Per XXXX guides, Rural properties are ineligible.	XXXX: Waived via email	XXXX	XXXX: Waived via email	XXXX	70% LTV, 63 months reserves, DSCR 1.01	C	B	C	B	C	A	C	B	N/A	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	C	C	C	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A	B	A	B	N/A
XXXX	4350122775		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guides		XXXX		XXXX		A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350122776	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Cured	XXXX	Compliance	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Documentation Required: The closing date of XXXX is after the closing date on the ROR listed as XXXX. Proof of disbursement date is required to resolve or a cure package requires PCCD, LOE, and new ROR providing 3 days right to cancel.	Document Uploaded. ; Document Uploaded. Final CD and Final Settlement show a disbursement date of XXXX. This is after the ROR date (XXXX)	XXXX	Cure package provided to the borrower; exception downgraded to a 2/B; Cure package provided to the borrower; exception downgraded to a 2/B; The borrower did not sign documents until XXXX which is now the consummation date. The ROR period ended on XXXX therefore disbursement should not have occurred until XXXX; cure package requires PCCD, LOE, and new ROR providing 3 days right to cancel.	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.7% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.7% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 13.79% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 9.18 years on job.	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	4350122776	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates or made no referral of business to affiliates.	Document Uploaded.	XXXX	Required Affiliated Business Disclosure Documentation Provided.	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.7% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.7% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 13.79% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 9.18 years on job.	C	B	B	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	4350122776	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXXX	Informational	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.7% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.7% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 13.79% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 9.18 years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
XXXX	4350122776	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXXX	Informational	XXXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 21.7% is less than Guideline CLTV of 75%

Original LTV is Below the Guideline Maximum - Calculated LTV of 21.7% is less than Guideline LTV of 75%

Qualifying DTI below max allowed. - Calculated DTI of 13.79% is less than Guideline DTI of 50%

																				Borrower has stable job time - Borrower has 9.18 years on job.	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B